Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent events

On July 11, 2024, the Company held an extraordinary general meeting of shareholders, passed the following resolutions that each 5,625 ordinary shares of a par value of US$0.0000001 each be consolidated into 1 ordinary share of a par value US$0.0005625 each , such that following the Share Consolidation, the authorized share capital of the Company will be US$3,000,000 divided into 5,333,333,333 shares, comprising of (i) 4,444,157,259 Class A ordinary shares of a par value of US$0.0005625 each, (ii) 87,185 Class B ordinary shares of a par value of US$0.0005625 each, (iii) 200,000 Class C ordinary shares of a par value of US$0.0005625 each and (iv) 888,888,889 shares of a par value of US$0.0005625 each of such class or classes.

That immediately following the Share Consolidation, the authorized share capital of the Company be increased from US$3,000,000 divided into 5,333,333,333 shares, comprising of (i) 4,444,157,259 Class A ordinary shares, (ii) 87,185 Class B ordinary shares, (iii) 200,000 Class C ordinary shares, and (iv) 888,888,889 shares of a par value of US$0.0005625 each of such class or classes as the Board may determine in accordance with Article 9 of the Articles, to US$5,625,000 divided into 10,000,000,000 shares, comprising of (i) 5,000,000,000 Class A ordinary shares, (ii) 100,000 Class B ordinary shares, (iii) 200,000 Class C ordinary shares, and (iv) 4,999,700,000 shares of a par value of US$0.0005625 each of such class or classes as the Board may determine in accordance with Article 9 of the Articles, by the creation of (a) 555,842,741 Class A ordinary shares, (b) 12,815 Class B ordinary shares, and (c) 4,110,811,111 shares of such class or classes.

(2) On July 31, 2024, the Company announced intends to terminate the Company’s existing American depositary receipts (the “ADR”) facility and list its Class A ordinary shares for trading on The Nasdaq Stock Market LLC in substitution for the American depositary shares (the “ADS”). In connection with the Substitution Listing, the Company plans to effect share consolidation, on or about August 12, 2024 (Eastern Time).

The Share Consolidation will change the ratio of the ADSs to the Company’s Class A ordinary shares from one (1) ADS representing five thousand six hundred and twenty-five (5,625) Class A ordinary shares of a par value US$0.0000001 per share to one (1) ADS representing one (1) Class A ordinary share of a par value US$0.0005625 per share. ADS holders do not need to take any action in connection with the ADS ratio change.